Supplemental Cash Flow Information - Additional Information Relating to Cash Flow Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash payments (refunds) for:
Interest on long-term debt and other, net of capitalized interest	$ 5,389	$ 21,063	$ 429
Income taxes, net	(5,845)	(3,999)	13,320
Noncash investing and financing activities:
Accounts receivable, accounts payable, other liabilities, and long-term debt associated with additions of property, plant and equipment	65,471	34,631	14,374
Accounts payable, long-term debt associated with additions of capitalized internal-use software and software development	2,242	$ 5,303	4,011
Equity issuance costs, including amounts in accounts payable	9,754
Dividend accrued on redeemable preferred stock	2,287
Accretion of redeemable preferred stock	686
Debt issuance costs incurred associated with senior secured notes, including amounts in accounts payable	$ 2,566		6,498
Secured term loan extinguished			66,563
Prepayment premium incurred associated with secured term loan			666
Debt issuance costs written off associated with secured term loan			630
Insurance claims receivable associated with property, plant and equipment			$ 249